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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total      171,654
                                         (thousands)

List of Other Included Managers: None


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
        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT
   HLDG LTD PART        COMMON          01855A101      650      18,300 SH              SOLE                    --  15,800 2,500
ALLTEL CORP             COMMON          020039103   13,957     254,174 SH              SOLE                    -- 250,374 3,800
ALTRIA GROUP INC        COMMON          02209S103      485      10,300 SH              SOLE                    --  10,300    --
AMEREN CORP             COMMON          023608102      824      18,550 SH              SOLE                    --  17,350 1,200
ARCHSTONE-SMITH TRUST   COMMON          039583109      403      12,750 SH              SOLE                    --  10,850 1,900
AVERY DENNISON CORP     COMMON          053611109      809      12,300 SH              SOLE                    --  11,500   800
BB & T CORP             COMMON          054937107      639      16,100 SH              SOLE                    --  13,900 2,200
BROADWING               COMMON          171871106       72      20,600 SH              SOLE                    --  20,600    --
CHEVRONTEXACO
   CORPORATION          COMMON          166764100    7,110     132,546 SH              SOLE                    -- 127,946 4,600
CINCINNATI FINANCIAL
   CORP                 COMMON          172062101   29,978     727,258 SH              SHARED-OTHER            -- 727,010   248
CINERGY CORP            COMMON          172474108    1,818      45,900 SH              SOLE                    --  45,900    --
CINTAS CORP             COMMON          172908105      765      18,200 SH              SOLE                    --  17,200 1,000
COMMERCIAL NET LEASE
   REALTY               COMMON          202218103      333      18,300 SH              SOLE                    --  18,300    --
CONVERGYS CORP          COMMON          212485106      242      18,000 SH              SOLE                    --  18,000    --
DUKE ENERGY CORP        COMMON          264399106      536      23,430 SH              SOLE                    --  23,430    --
DUKE REALTY CORP        COMMON          264411505      845      25,450 SH              SOLE                    --  23,450 2,000
EQUITABLE RESOURCES INC COMMON          294549100    1,398      25,750 SH              SOLE                    --  24,550 1,200
EXXON MOBIL CORPORATION COMMON          30231G102   31,372     649,126 SH              SOLE                    -- 648,626   500
FIFTH THIRD BANCORP     COMMON          316773100    5,631     114,407 SH              SHARED-OTHER            -- 111,807 2,600
FIRST MERIT CORPORATION COMMON          337915102      658      25,000 SH              SOLE                    --  23,500 1,500
FORTUNE BRANDS INC      COMMON          349631101    2,564      34,600 SH              SOLE                    --  34,100   500
GENERAL ELECTRIC CO.    COMMON          369604103    1,566      46,965 SH              SHARED-OTHER            --  40,215 6,750
GENUINE PARTS CO        COMMON          372460105    1,192      31,050 SH              SOLE                    --  28,150 2,900
HILLENBRAND INDUSTRIES  COMMON          431573104      935      18,500 SH              SOLE                    --  16,900 1,600
INTEL CORP              COMMON          458140100      349      17,532 SH              SOLE                    --  14,216 3,316
JOHNSON & JOHNSON       COMMON          478160104    1,157      20,671 SH              SOLE                    --  18,021 2,650
LINCOLN NATIONAL CORP   COMMON          534187109      616      13,100 SH              SOLE                    --  12,300   800
MEDTRONIC INC           COMMON          585055106    1,204      23,250 SH              SOLE                    --  21,150 2,100
MERCK & COMPANY         COMMON          589331107    8,665     262,684 SH              SOLE                    -- 260,684 2,000
MICROSOFT CORP          COMMON          594918104    1,207      44,000 SH              SOLE                    --  38,100 5,900
MOLEX INC CLASS A       COMMON          608554200      391      14,850 SH              SOLE                    --  10,325 4,525
NATIONAL CITY
   CORPORATION          COMMON          635405103    3,802      98,440 SH              SOLE                    --  97,940   500
NORTH FORK BANCORP INC. COMMON          659424105      709      15,950 SH              SOLE                    --  14,550 1,400
PFIZER INC              COMMON          717081103    1,129      36,973 SH              SOLE                    --  34,723 2,250
PIEDMONT NATURAL GAS    COMMON          720186105    1,657      37,702 SH              SOLE                    --  37,402   300
PNC FINANCIAL SERVICES
   GROUP                COMMON          693475105    2,474      45,860 SH              SOLE                    --  45,600   260
PROCTER & GAMBLE
   CORPORATION          COMMON          742718109   11,576     213,892 SH              SOLE                    -- 211,292 2,600
SKY FINANCIAL GROUP INC COMMON          83080P103      873      34,900 SH              SOLE                    --  34,400   500


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
SOUTHERN CO             COMMON          842587107      511      17,033 SH              SOLE                    --  16,733   300
SYSCO CORP              COMMON          871829107    1,048      35,025 SH              SOLE                    --  31,725 3,300
U S BANCORP             COMMON          902973304    9,189     318,050 SH              SOLE                    -- 311,550 6,500
UNITED PARCEL SERVICE -
   CL B                 COMMON          911312106    1,279      16,850 SH              SOLE                    --  13,850 3,000
WACHOVIA CORP.          COMMON          929903102      850      18,100 SH              SOLE                    --  17,000 1,100
WELLS FARGO & CO        COMMON          949746101    1,732      29,050 SH              SOLE                    --  25,150 3,900
WYETH                   COMMON          983024100   16,458     440,050 SH              SOLE                    -- 437,150 2,900
                                                   171,654


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